Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of Discontinued Operations-Net of Tax

The following table provides the components of Discontinued operations—net of tax:
	Year Ended December 31,(a)
(MILLIONS OF DOLLARS)	2012	2011	2010
Revenues	$2,258	$2,673	$2,643
Pre-tax income/(loss) from discontinued operations	414	487	(50)
Provision/(benefit) for taxes on income(b)	117	137	(31)
Income/(loss) from discontinued operations––net of tax	297	350	(19)
Pre-tax gain/(loss) on sale of discontinued operations	7,123	1,688	(11)
Provision for taxes on income(c)	2,340	384	—
Gain/(loss) on sale of discontinued operations––net of tax	4,783	1,304	(11)
Discontinued operations––net of tax	$5,080	$1,654	$(30)

(a)
Includes the Nutrition business for all periods presented (through November 30, 2012) and the Capsugel business for 2011 (through August 1, 2011) and 2010 only. The net loss in 2010 includes the impairment of an indefinite-lived Brand intangible asset in the Nutrition business of approximately $385 million (pre-tax).

(b)
Includes a deferred tax expense of $24 million for 2012, a deferred tax benefit of $43 million for 2011, and a deferred tax benefit of $156 million for 2010. These deferred tax provisions include deferred taxes related to investments in certain foreign subsidiaries resulting from our intention not to hold these subsidiaries indefinitely.

(c)
Includes a deferred tax expense of $1.4 billion for 2012 and $190 million for 2011. These deferred tax provisions include deferred tax expense of $2.2 billion for 2012 and $190 million for 2011 on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas.

Schedule discontinued operations balance sheet

The following table provides the components of Assets of discontinued operations and other assets held for sale and Liabilities of discontinued operations:
	As of December 31,
(MILLIONS OF DOLLARS)	2012	2011
Accounts receivable, less allowance for doubtful accounts	$—	$550
Other current assets	—	419
Property, plant and equipment, less accumulated depreciation	70	1,118
Goodwill	—	498
Identifiable intangible assets, less accumulated amortization	—	2,648
Other noncurrent assets	—	84
Assets of discontinued operations and other assets held for sale	$70	$5,317

Current liabilities	$—	$385
Other liabilities	—	839
Liabilities of discontinued operations	$—	$1,224

Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions

The following table provides the amounts and classification of payments (income/(expense)), between us and our collaboration partners:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Revenues—Revenues(a)	$1,231	$1,029	$710
Revenues—Alliance revenues(b)	3,492	3,630	4,084
Total revenues from collaborative arrangements	4,723	4,659	4,794
Cost of sales(c)	(362)	(420)	(124)
Selling, informational and administrative expenses(d)	(290)	(237)	(131)
Research and development expenses(e)	(74)	(299)	(316)
Other deductions—net	(15)	34	37

(a)	Represents sales to our partners of products manufactured by us.

(b)	Substantially all relate to amounts earned from our partners under co-promotion agreements.

(c)	Primarily relates to royalties earned by our partners and cost of sales associated with inventory purchased from our partners.

(d)	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.

(e)
Primarily related to net reimbursements, as well as upfront payments and pre-approval milestone payments earned by our partners. The upfront and milestone payments were as follows: $44 million in 2012, $210 million in 2011 and $147 million in 2010.

King [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identifiable Assets Acquired and Liabilities Assumed as Part of Business Combination

The following table provides the assets acquired and liabilities assumed from King:
(MILLIONS OF DOLLARS)	Amounts Recognized as of Acquisition Date (Final)
Working capital, excluding inventories	$155
Inventories	340
Property, plant and equipment	412
Identifiable intangible assets, excluding in-process research and development	1,806
In-process research and development	303
Net tax accounts	(328)
All other long-term assets and liabilities, net	102
Total identifiable net assets	2,790
Goodwill(a)	765
Net assets acquired/total consideration transferred	$3,555

(a)
Goodwill recorded as of the acquisition date totaled $720 million for our three biopharmaceutical operating segments and $45 million for our Animal Health operating segment. (Since the acquisition of King, we have revised our operating segments. See Note 18A. Segment, Geographic and Other Revenue Information: Segment Information.)

Business Acquisition, Pro Forma Information

The following table provides supplemental pro forma information:
	Unaudited Pro Forma Consolidated Results(a)
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER SHARE DATA)	2011	2010
Revenues	$65,368	$66,540
Net income attributable to Pfizer Inc.	10,228	8,013
Diluted earnings per share attributable to Pfizer Inc. common shareholders	1.30	0.99

(a)	The pro forma information for December 31, 2011 and 2010 assumes that the acquisition of King occurred on January 1, 2010.